Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	CAD 50	CAD 46
Administrative expense	0	1
Net interest expense (income)	22	22
Settlement losses (gains)(1)	(6)	0
Plan amendments	(2)	0
Other long-term employee benefit losses (gains)	4	(3)
Net benefit expense	68	66
Pension
Disclosure of defined benefit plans [line items]
Current service cost	47	43
Administrative expense	0	1
Net interest expense (income)	12	11
Settlement losses (gains)(1)	(6)	0
Plan amendments	(2)	0
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	51	55
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	3	3
Administrative expense	0	0
Net interest expense (income)	10	11
Settlement losses (gains)(1)	0	0
Plan amendments	0	0
Other long-term employee benefit losses (gains)	4	(3)
Net benefit expense	CAD 17	CAD 11